Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of Financial Assets and Liabilities

An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

Classification under IFRS 9	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2018
Other investments	–	319.6	347.1	–	666.7
Cash and short-term deposits	–	–	–	2,643.2	2,643.2
Bank overdrafts, bonds and bank loans	–	–	–	(1,025.1)	(1,025.1)
Bonds and bank loans	–	–	–	(5,634.8)	(5,634.8)
Trade and other receivables: amounts falling due within one year	–	–	–	8,545.6	8,545.6
Trade and other receivables: amounts falling due after more than one year	–	–	–	68.3	68.3
Trade and other payables: amounts falling due within one year	–	–	–	(10,637.3)	(10,637.3)
Trade and other payables: amounts falling due after more than one year	–	–	–	(8.4)	(8.4)
Derivative assets	8.4	1.3	–	–	9.7
Derivative liabilities	(14.2)	(2.6)	–	–	(16.8)
Payments due to vendors (earnout agreements) (note 18)	–	(414.7)	–	–	(414.7)
Liabilities in respect of put options	–	(242.0)	–	–	(242.0)
	(5.8)	(338.4)	347.1	(6,048.5)	(6,045.6)

Classification under IAS 39	Derivatives in designated hedge relationships	Held for trading	Loans and receivables	Available for sale	Amortised cost	Carrying value
	£m	£m	£m	£m	£m	£m
2017
Other investments	–	–	–	1,153.5	–	1,153.5
Cash and short-term deposits	–	–	2,391.4	–	–	2,391.4
Bank overdrafts, bonds and bank loans	–	–	–	–	(624.1)	(624.1)
Bonds and bank loans	–	–	–	–	(6,250.4)	(6,250.4)
Trade and other receivables: amounts falling due within one year	–	–	8,328.4	–	–	8,328.4
Trade and other receivables: amounts falling due after more than one year	–	–	61.7	–	–	61.7
Trade and other payables: amounts falling due within one year	–	–	–	–	(9,970.5)	(9,970.5)
Trade and other payables: amounts falling due after more than one year	–	–	–	–	(8.5)	(8.5)
Derivative assets	2.1	1.0	–	–	–	3.1
Derivative liabilities	(3.3)	(3.5)	–	–	–	(6.8)
Payments due to vendors (earnout agreements) (note 18)	–	(630.7)	–	–	–	(630.7)
Liabilities in respect of put options	–	(258.1)	–	–	–	(258.1)
	(1.2)	(891.3)	10,781.5	1,153.5	(16,853.5)	(5,811.0)

Analysis of Financial Instruments Measured at Fair Value

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1 £m	Level 2 £m	Level 3 £m
2018
Derivatives in designated hedge relationships
Derivative assets	–	8.4	–
Derivative liabilities	–	(14.2)	–
Held at fair value through profit or loss
Other investments	0.4	–	319.2
Derivative assets	–	1.3	–
Derivative liabilities	–	(2.6)	–
Payments due to vendors (earnout agreements) (note 18)	–	–	(414.7)
Liabilities in respect of put options	–	–	(242.0)
Held at fair value through other comprehensive income
Other investments	128.1	–	219.0

	Level 1 £m	Level 2 £m	Level 3 £m
2017
Derivatives in designated hedge relationships
Derivative assets	–	2.1	–
Derivative liabilities	–	(3.3)	–
Held for trading
Derivative assets	–	1.0	–
Derivative liabilities	–	(3.5)	–
Payments due to vendors (earnout agreements) (note 18)	–	–	(630.7)
Liabilities in respect of put options	–	–	(258.1)
Available for sale
Other investments	333.2	–	820.3

There have been no transfers between these levels in the periods presented.

Reconciliation of level 3 fair value measurements[1]:

	Liabilities in respect of put options £m	Other investments £m
1 January 2017	(297.0)	881.0
Gains/(losses) recognised in the income statement	52.5	(13.8)
Gains recognised in other comprehensive income	–	15.1
Exchange adjustments	7.5	(70.9)
Additions	(40.5)	67.7
Disposals	–	(1.7)
Cancellations	2.9	–
Reclassifications from other investments to interests in associates	–	(57.1)
Settlements	16.5	–
31 December 2017	(258.1)	820.3
Gains recognised in the income statement	34.5	61.1
Losses recognised in other comprehensive income	–	(140.6)
Exchange adjustments	1.1	–
Additions	(43.5)	35.0
Disposals	–	(237.3)
Cancellations	2.2	–
Reclassifications from other investments to interests in associates	–	(0.3)
Settlements	21.8	–
31 December 2018	(242.0)	538.2

Note

[1]	The reconciliation of payments due to vendors (earnout agreements) is presented in note 18.